Fair Value - Summary of Additional Information about Unobservable Inputs Used in Fair Value Measurement (Detail) - Fair Value, Measurements, Nonrecurring [Member] - Impaired Loans [Member] - Level 3 [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 1,667	$ 3,702	$ 6,008
Valuation Technique	Sales Comparison Approach	Sales Comparison Approach
Unobservable Input	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Weighted average	8.00%	18.00%	7.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range	6.00%	7.00%	3.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range	10.00%	29.00%	15.00%